Note 6 - Operating Segment Reporting - Income By Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income By Operating Segment [Line Items]
Net Interest Income	€ 17,758	€ 17,059		€ 16,022
GROSS INCOME	25,270	24,653		23,362
OPERATING PROFIT BEFORE TAX	6,931	6,392		4,603
Profit or loss attributable to owners of the parent	€ 3,519	3,475		2,642
Percentage of Garanti shares owned by BBVA from the third quarter of 2015	39.9%
Garanti shares owned by bbva before the third quarter of 2015	25.01%
Banking Activity in Spain [Member]
Income By Operating Segment [Line Items]
Net Interest Income	€ 3,738	3,877		4,015
GROSS INCOME	6,180	6,416		6,803
OPERATING PROFIT BEFORE TAX	1,866	1,268		1,540
Profit or loss attributable to owners of the parent	1,381	905		1,080
Non Core Real estate in Spain [Member]
Income By Operating Segment [Line Items]
Net Interest Income	71	60		71
GROSS INCOME	(17)	(6)		(28)
OPERATING PROFIT BEFORE TAX	(673)	(743)		(716)
Profit or loss attributable to owners of the parent	(501)	(595)		(496)
United States [Member]
Income By Operating Segment [Line Items]
Net Interest Income	2,158	1,953		1,811
GROSS INCOME	2,919	2,706		2,631
OPERATING PROFIT BEFORE TAX	784	612		685
Profit or loss attributable to owners of the parent	511	459		517
Mexico [Member]
Income By Operating Segment [Line Items]
Net Interest Income	5,437	5,126		5,387
GROSS INCOME	7,080	6,766		7,081
OPERATING PROFIT BEFORE TAX	2,948	2,678		2,772
Profit or loss attributable to owners of the parent	2,162	1,980		2,094
Turkey [Member]
Income By Operating Segment [Line Items]
Net Interest Income	3,331	3,404		2,194
GROSS INCOME	4,115	4,257		2,434
OPERATING PROFIT BEFORE TAX	2,147	1,906		853
Profit or loss attributable to owners of the parent	826	599		371
South America [Member]
Income By Operating Segment [Line Items]
Net Interest Income	3,200	2,930		3,202
GROSS INCOME	4,451	4,054		4,477
OPERATING PROFIT BEFORE TAX	1,691	1,552		1,814
Profit or loss attributable to owners of the parent	861	771		905
Rest Of Eurasia [Member]
Income By Operating Segment [Line Items]
Net Interest Income	180	166		176
GROSS INCOME	468	491		465
OPERATING PROFIT BEFORE TAX	177	203		103
Profit or loss attributable to owners of the parent	125	151		70
Corporate Center and other adjustments [Member]
Income By Operating Segment [Line Items]
Net Interest Income	(357)	(455)		(432)
GROSS INCOME	73	(31)		(183)
OPERATING PROFIT BEFORE TAX	(2,009)	(1,084)		(1,172)
Profit or loss attributable to owners of the parent	(1,844)	(794)		(1,899)
Adjustments [Member]
Income By Operating Segment [Line Items]
Net Interest Income	0	0		(404)	[1]
GROSS INCOME	0	0		(318)	[1]
OPERATING PROFIT BEFORE TAX	0	0		(1,276)	[1]
Profit or loss attributable to owners of the parent	0	0		0
Total assets BBVA Group [Member]
Income By Operating Segment [Line Items]
Net Interest Income	17,758	17,059		16,022
GROSS INCOME	25,270	24,653		23,362
OPERATING PROFIT BEFORE TAX	6,931	6,392		4,603
Profit or loss attributable to owners of the parent	€ 3,519	€ 3,475	[2]	€ 2,642	[2]

[1]

Since the third quarter of 2015, BBVA has consolidated Garanti ( 39.9 % owned as of December 31, 2015). In prior periods, Garanti's revenues and costs are reflected in the segment information only in the proportion of BBVA´s ownership ( 25.01% ). This column includes adjustments resulting from the accounting of the investment in Garanti group using the equity method (versus reflecting the revenues and costs of Garanti only in proportion of BBVA´s ownership Garanti as sta ted in the management information). This column also includes inter-segment adjustments (see Note 2) .

[2]	The figures corresponding to 2016 and 2015 have been restated (see Note 1.3).